LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Basic earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE
A.    Basic loss per share

The calculation of basic loss per share has been based on the following losses attributable to ordinary shareholders and weighted number of shares outstanding:

i.    (Loss) attributable to ordinary shareholders:

	December 31, 2021		December 31, 2020		December 31, 2019
In thousands of USD	Continuing operations	Total	Continuing operations	Total	Continuing operations	Total
(Loss) for the period, attributable to the owners of the Company (basic)	(1,304,381)	(1,304,381)	85,902	85,902	52,226	52,226

For 2020 and 2019, the loss for the year has been adjusted to the percentage held only by the holders of ordinary shares. The Preferred A shares have the same rights to the reserves, but as they have priority over the ordinary shares in the event of liquidation of the Group as such as per IAS 33 requirements, they have been excluded from the basic loss per share calculation. As set out in note 1, a reorganization of the group in March has resulted in a significant change in the capital structure of the company. Shares have been exchanged (see note 13), have been adjusted by applying a ratio of 0.55816.
This is reflected in the weighted average numbers of shares used in the basic earnings per share calculation which are as follows:

In thousands of shares	December 31, 2021	December 31, 2020	December 31, 2019
Ordinary shares as at January 1	466,762	491,184	9
Conversion of preferred A shares into ordinary shares	42,301	—	—
Issue of shares to CIIG shareholders	56,075	—	—
Issue of shares for exercise of warrants	7,035	—	—
Exercise of options by SOP participants	24	—	—
Shares repurchased from RSP participants	(42)	—	—
Shares granted to RSU scheme’s participants	3	—	—
Issue of ordinary shares	3,978	—	—
Share split	—	—	27
Conversion of distributable reserves into shares	—	—	491,148
Treasury shares and RSP Treasury shares and RSP 2020 shares shares	—	(6,481)	—
RSP shares vested	—	810	—
Weighted-average number of Ordinary shares as at December 31, 2021	576,136	485,513	491,184

B. Diluted loss per share

i.    (Loss) attributable to Ordinary and preferred A shares (diluted)

In thousands of USD	December 31, 2021		December 31, 2020		December 31, 2019
	Continuing operations	Total	Continuing operations	Total	Continuing operations	Total
(Loss) for the period, attributable to the owners of the Company (diluted)	(1,304,381)	(1,304,381)	(95,447)	(95,447)	(53,841)	(53,841)

ii.    Weighted-average number of Ordinary and Preferred A shares

The Group did not include the impact of the following potential ordinary shares in the calculation of due to their antidilutive impact:

– Options issued under SOP share scheme

Options granted to employees under the SOP scheme are considered to be potential ordinary shares. 7,283,880 vested options are outstanding as of December 31, 2021. The options have not been included in the determination of basic loss per share. Details relating to the options are set out in note 23A.

– Warrants

The warrants issued in March 2021 to CIIG shareholders are considered to be potential ordinary shares. As of December 31, 2021, 2,391,666 private warrants are outstanding. These have not been included in the determination of the basic loss per share. Details relating to the notes are set out in note 16.
– Shares issuable under RSU scheme

At December 31, 2021, 37,500 shares are issuable to non-executives directors. These restricted share units are considered potential ordinary shares. They have not been included in the calculation of the basic loss per share. Details relating to RSUs are set out in note 23B.

–Convertible notes
The convertible notes are considered potential ordinary shares. The conversion price of the convertible notes is USD $11.88 per ordinary share. The convertible notes have not been included in the calculation of the basic loss per share. Details relating to the notes are set out in note 15.